TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 3,876	$ 2,737	$ 1,284
Increase in tax positions for current year	1,037	482	1,201
Increase of tax position of prior years		657	252
Gross tax liabilities, ending balance	$ 4,913	$ 3,876	$ 2,737